CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Class A
ADS ratio	50	50	50
Cost of sales
Share-based compensation expense	$ 142,404	$ 276,085	$ 91,597
General and administrative expenses
Share-based compensation expense	1,754,275	1,814,335	568,077
Research and development expenses
Share-based compensation expense	1,716,316	3,034,240	2,806,587
Sales and marketing expenses
Share-based compensation expense	$ 103,324	$ 212,381	$ 196,224